Significant accounting policies (Policies)	9 Months Ended
Sep. 30, 2022
Significant accounting policies
Basis of Preparation of the interim condensed consolidated financial statements

Basis of Preparation of the interim condensed consolidated financial statements

The Company’s interim condensed consolidated financial statements have been prepared in accordance with International Accounting Standard 34 – Interim Financial Reporting (“IFRS”), as issued by the International Accounting Standards Board (IASB). They do not include all the information required for complete annual financial statements and should be read in conjunction with the Company’s last annual consolidated financial statements as at and for the year ended December 31, 2021.

Except for the application of standards, interpretations and amendments being mandatory as of January 1, 2022, and the new accounting policies mentioned in the relevant notes the accounting policies used for the preparation of the interim condensed consolidated financial statements are consistent with those used for the preparation of the Company’s annual consolidated financial statements as of and for the year ended December 31, 2021.

The consolidated financial statements are presented in thousands of Euros (€) and all values are rounded to the nearest thousands, except when otherwise indicated (e.g. € million).

Certain reclasses to comparatives have been made to be consistent with current year presentation.

The preparation of the interim condensed consolidated financial statements requires the use of certain critical accounting estimates. It also requires management to exercise its judgment in the process of applying the Company’s accounting policies. The areas involving a higher degree of judgement or complexity, are areas where assumptions and estimates are significant to the consolidated financial statements. The critical accounting estimates used in the preparation of the interim consolidated financial statements are consistent with those followed in the preparation of the Company’s annual consolidated financial statements as of and for the year ended December 31, 2021.

An entity shall determine the net defined benefit liability (asset) with sufficient regularity that the amounts recognized in the financial statements do not differ materially from the amounts that would be determined at the end of the reporting period. The current pension obligation results from defined benefit liability does not materially differ on a nine months basis therefore the Company has determined to recognize the net defined benefit liability on annual basis being at the end of the reporting period.

Going concern principle

Going concern principle

The Unaudited Interim Condensed Consolidated Financial Statements have been prepared on a going concern basis. As at September 30, 2022, the Company had cash and cash equivalents of €89.9 million. Based on cash flow forecasts for the remaining period of 2022 and 2023, which include significant expenses and cash outflows in relation to – among others – the ongoing clinical trials, the continuation of research and development project, and the scaling up of the Company’s manufacturing facilities. The Company believes that this cash position will be sufficient to meet the Company’s capital requirements and fund its operations for at least 12 months as from the date these financials are authorized for issuance.

The Company does not believe that COVID-19 or the Ukraine conflict will have an impact on the Company’s activity. The company does not have business relationships with Russia. There is no direct nor indirect impact of the conflict on the day to day business of the Company.

New and amended standards and interpretations applicable

New and amended standards and interpretations applicable

Effective for the annual periods beginning on January 1, 2022

The Group has not early adopted any standard, interpretation or amendment that has been issued but is not yet effective.

Several amendments and interpretations apply for the first time in 2022, but do not have an impact on the interim condensed consolidated financial statements of the Company:

₋	Amendments to IFRS 3 Business Combinations; IAS 16 Property, Plant and Equipment; IAS 37 Provisions, Contingent Liabilities and Contingent Assets as well as Annual Improvements, effective January 1, 2022